Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 1,272	$ 1,434	$ 1,366
Deferred	(6)	(326)	(108)
Federal income tax	1,266	1,108	1,258
State
Current	279	482	401
Deferred	35	(183)	(196)
State income tax	314	299	205
Total income tax provision	$ 1,580	$ 1,407	$ 1,463